Other Gains and Losses - Summary of Other Gains and Losses, Net (Detail) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021 TWD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 TWD ($)
Gain on disposal of financial assets, net
Investments in debt instruments at FVTOCI	$ 169.3	$ 6.1	$ 926.9
Gain (loss) on financial instruments at FVTPL, net
Mandatorily measured at FVTPL	(2,398.9)		(1,507.8)
The reversal (accrual) of expected credit loss of financial assets
Investments in debt instruments at FVTOCI	(1.6)		0.2
Financial assets at amortized cost	4.9		(0.4)
Other gains, net	273.1		79.3
Other gains and losses	$ (1,953.2)	$ (70.0)	$ (501.8)